Right of Use Assets, Net	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets, Net

21. RIGHT-OF-USE ASSETS, NET

	Real Estate	Transportation and Storage Assets (1)	Manufacturing Assets	Other Assets (2)	Total
COST
As at December 31, 2020	495	977	15	15	1,502
Acquisitions (Note 5)	99	765	138	130	1,132
Additions	4	96	7	3	110
Modifications	1	20	1	—	22
Re-measurements	(2)	1	—	(3)	(4)
Transfers to Assets Held for Sale (Note 18)	—	—	—	(78)	(78)
Exchange Rate Movements and Other	(5)	(18)	—	(5)	(28)
As at December 31, 2021	592	1,841	161	62	2,656
Additions	—	22	1	2	25
Modifications	9	69	3	2	83
Re-measurements	1	3	2	1	7
Terminations	(1)	(6)	(2)	(1)	(10)
Exchange Rate Movements and Other	(2)	(89)	9	8	(74)
As at December 31, 2022	599	1,840	174	74	2,687

ACCUMULATED DEPRECIATION
As at December 31, 2020	58	293	5	7	363
Depreciation	38	239	23	23	323
Impairment Charges (Note 11)	—	5	5	1	11
Terminations	—	(3)	—	—	(3)
Transfers to Assets Held for Sale (Note 18)	—	—	—	(24)	(24)
Exchange Rate Movements and Other	(4)	(14)	—	(6)	(24)
As at December 31, 2021	92	520	33	1	646
Depreciation	36	226	21	14	297
Terminations	—	(6)	—	—	(6)
Exchange Rate Movements and Other	(1)	(95)	4	(3)	(95)
As at December 31, 2022	127	645	58	12	842

CARRYING VALUE
As at December 31, 2020	437	684	10	8	1,139
As at December 31, 2021	500	1,321	128	61	2,010
As at December 31, 2022	472	1,195	116	62	1,845
(1)Transportation and storage assets include railcars, barges, vessels, pipelines, caverns and storage tanks.
(2)Includes assets within the commercial fuels business, fleet vehicles and other equipment.